Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A common stock
Common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption	29,548,906	30,047,981
Common stock subject to possible redemption of per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	29,548,906	1,363,782
Common stock, shares outstanding	29,548,906	1,363,782
Class B common stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,852,941	7,852,941
Common stock, shares outstanding	7,852,941	7,852,941